Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2015	2014
Net loss attributable to Avalon Holdings Corporation common shareholders	$(712)	$(1,080)

Shares used in computing basic loss per share	3,803	3,803
Potentially dilutive shares from stock options	-	-
Shares used in computing diluted loss per share	3,803	3,803

Loss per share attributable to Avalon Holdings Corporation common shareholders
Basic and diluted net loss per share	$(0.19)	$(0.28)